Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2010	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Secured Term Loan Due 2014	Dec. 31, 2010 Senior Secured Term Loan Due 2014	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2011 Maximum [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Maturity of construction notes payable								1 year
First lien secured term loan		$ 206,000	$ 75,916		$ 206,000	$ 206,000
Senior Secured Debt, Fair value					$ 235,000	$ 230,800	$ 235,000
Interest at an annual rate			12.00%	8.00%
Debt instrument, cash interest rate			8.00%
Remaining Interest Rate			4.00%	4.00%
Debt instrument, maturity date			Feb. 24, 2017
Debt instrument, discount rate	20.00%		9.125%